Consolidated Statements Of Comprehensive Income In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Sep. 30, 2011 USD ($)	Sep. 30, 2011 JPY (¥)	Sep. 30, 2010 JPY (¥)	Sep. 30, 2011 USD ($)	Sep. 30, 2011 JPY (¥)	Sep. 30, 2010 JPY (¥)
Consolidated Statements Of Comprehensive Income (Abstract)
Net income (loss)	$ (574)	¥ (44,259)	¥ 1,938	$ (340)	¥ (26,221)	¥ 4,968
Other comprehensive income (loss):
Change in cumulative translation adjustments, net of tax	(432)	(33,311)	(5,780)	(519)	(39,995)	(34,507)
Defined benefit pension plans:
Pension liability adjustment	5	420	472	12	890	3,069
Deferred income taxes	(2)	(164)	(194)	(5)	(361)	(1,261)
Total	3	256	278	7	529	1,808
Non-trading securities:
Unrealized gain (loss) on non-trading securities	(17)	(1,309)		13	1,039
Deferred income taxes	6	473		(5)	(375)
Total	(11)	(836)		8	664
Total other comprehensive income (loss)	(440)	(33,891)	(5,502)	(504)	(38,802)	(32,699)
Comprehensive income (loss)	(1,014)	(78,150)	(3,564)	(844)	(65,023)	(27,731)
Less: Comprehensive income attributable to noncontrolling interest in subsidiaries	11	851	354	6	486	535
Comprehensive income (loss) attributable to NHI shareholders	$ (1,025)	¥ (79,001)	¥ (3,918)	$ (850)	¥ (65,509)	¥ (28,266)